Equity Method Investees (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investees [Abstract]
Equity method investment statement of operation and financial position

	Year Ended December 31,
	2011	2010	2009
Revenues	$5,970,595	$4,531,588	$4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808

	December 31,
	2011	2010
Current assets	$1,159,066	$933,160
Noncurrent assets	7,228,052	6,135,749

Total assets	$8,387,118	$7,068,909

Current liabilities	$916,344	$830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320

Total liabilities and equity	$8,387,118	$7,068,909